Borrowings - Federal Home Loan Bank Advances (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral securing line of credit	$ 2,781,606,000	$ 958,506,000
Total borrowing capacity remaining	1,276,095,000	760,607,000
Letter of credit pledged	100,000,000	75,000,000
Borrowings against line of credit	0	$ 250,000,000
Weighted average interest rate on outstanding advances		1.60%
Federal Reserve Bank
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Pledged loans to the Federal Reserve Bank	2,463,281,000	$ 1,407,662,000
Line of credit	1,695,639,000	1,013,239,000
Collateral Pledged
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Securities pledged	804,821,000	373,674,000
Collateral Pledged | Federal Reserve Bank
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Securities pledged	0	4,963,000
FHLB Overnight
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Additional line available	800,000,000	800,000,000
Long Term Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowings against line of credit		150,000,000
90 Day Fixed Rate Advance
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowings against line of credit		$ 100,000,000
Advance term		90 days
FHLB Advance 10 Year
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowings against line of credit		$ 100,000
Advance term		10 years
Early termination costs	$ 6,838,000
FHLB Advance 7 Year
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowings against line of credit		$ 50,000
Advance term		7 years